Details of the Statements of Profit or Loss and Other Comprehensive Income (Revenues) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Revenues from the sale of solar electricity	€ 31,081	€ 2,577	€ 13,069
Revenues from the sale of gas and power produced by anaerobic digestion plants	12,686	6,002	4,786
Revenues from concessions project	1,016	1,066	1,133
Total Revenues	€ 44,783	€ 9,645	€ 18,988